Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2022
Entity Registrant Name	BNY MELLON ADVANTAGE FUNDS, INC.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2022
Document Effective Date	Apr. 01, 2022
Prospectus Date	Dec. 31, 2021
BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX